Offsetting of financial assets and financial liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 268,000	SFr 620,900
Offsetting	(245,100)	(590,000)
of which counterparty netting	(223,000)	(561,600)
of which cash collateral netting	(22,100)	(28,400)
Total net derivatives subject to enforceable master netting agreements	22,900	30,900
Total derivatives not subject to enforceable master netting agreements	5,700	8,600
Total net derivatives presented in the consolidated balance sheets	28,600	39,500
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	92,000	119,300
Securities purchased under resale agreements, offsetting	(19,600)	(28,000)
Securities purchased under resale agreements, net	72,400	91,300
Securities borrowing transactions, gross	21,400	27,800
Securities borrowing transactions, offsetting	(3,900)	(6,900)
Securities borrowing transactions, net	17,500	20,900
Total subject to enforceable master netting agreements, gross	113,400	147,100
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total subject to enforceable master netting agreements, net	89,900	112,200
Total not subject to enforceable master netting agreements	33,100	51,000
Total, gross	146,500	198,100
Total, net	123,000	163,200
of which reported at fair value	83,565	104,283
Amounts not offset in the consolidated balance sheets
Derivatives, net	22,900	30,900
Derivatives, financial instruments	6,200	6,500
Derivatives, cash collateral received/pledged	800	100
Derivatives, net exposure	15,900	24,300
Securities purchased under resale agreements, net	72,400	91,300
Securities purchased under resale agreements, financial instruments	72,400	91,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	17,500	20,900
Securities borrowing transactions, financial instruments	17,100	20,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	600
Total financial assets subject to enforceable, net	112,800	143,100
Total financial assets subject to enforceable, financial instruments	95,700	118,100
Total financial assets subject to enforceable, cash collateral received/pledged	800	100
Total financial assets subject to enforceable, net exposure	16,300	24,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	28,400	38,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	1,500
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,500	264,000
Offsetting	(19,000)	(261,700)
Total net derivatives subject to enforceable master netting agreements	500	2,300
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	2,300
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	239,200	343,900
Offsetting	(217,100)	(316,400)
Total net derivatives subject to enforceable master netting agreements	22,100	27,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	22,100	27,500
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,300	13,000
Offsetting	(9,000)	(11,900)
Total net derivatives subject to enforceable master netting agreements	300	1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	1,100
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	168,700	471,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,700	257,700
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	153,000	213,600
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,400	87,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,100	86,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,900	27,200
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,000	14,800
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,900	12,400
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17,300	26,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,800	6,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,500	20,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,700	9,000
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,600	8,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	400
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	267,900	621,000
Offsetting	(245,100)	(590,300)
of which counterparty netting	(223,000)	(561,600)
of which cash collateral netting	(22,100)	(28,700)
Total net derivatives subject to enforceable master netting agreements	22,800	30,700
Total derivatives not subject to enforceable master netting agreements	6,000	8,800
Total net derivatives presented in the consolidated balance sheets	28,800	39,500
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	92,400	119,300
Securities purchased under resale agreements, offsetting	(19,600)	(28,000)
Securities purchased under resale agreements, net	72,800	91,300
Securities borrowing transactions, gross	21,400	27,800
Securities borrowing transactions, offsetting	(3,900)	(6,900)
Securities borrowing transactions, net	17,500	20,900
Total subject to enforceable master netting agreements, gross	113,800	147,100
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total subject to enforceable master netting agreements, net	90,300	112,200
Total not subject to enforceable master netting agreements	33,100	51,000
Total, gross	146,900	198,100
Total, net	123,400	163,200
of which reported at fair value	83,565	104,283
Amounts not offset in the consolidated balance sheets
Derivatives, net	22,800	30,700
Derivatives, financial instruments	6,200	6,500
Derivatives, cash collateral received/pledged	800	100
Derivatives, net exposure	15,800	24,100
Securities purchased under resale agreements, net	72,800	91,300
Securities purchased under resale agreements, financial instruments	72,800	91,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	17,500	20,900
Securities borrowing transactions, financial instruments	17,100	20,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	600
Total financial assets subject to enforceable, net	113,100	142,900
Total financial assets subject to enforceable, financial instruments	96,100	118,100
Total financial assets subject to enforceable, cash collateral received/pledged	800	100
Total financial assets subject to enforceable, net exposure	16,200	24,700
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	28,600	38,000
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	1,500
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,500	264,100
Offsetting	(19,000)	(261,700)
Total net derivatives subject to enforceable master netting agreements	500	2,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	2,400
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	239,200	343,900
Offsetting	(217,100)	(316,700)
Total net derivatives subject to enforceable master netting agreements	22,100	27,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	22,100	27,200
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,200	13,000
Offsetting	(9,000)	(11,900)
Total net derivatives subject to enforceable master netting agreements	200	1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	200	1,100
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	168,600	471,500
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,700	257,800
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	152,900	213,600
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,400	87,000
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,100	86,900
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,900	27,200
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,000	14,800
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,900	12,400
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17,300	26,300
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,800	6,300
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,500	20,000
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,700	9,000
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,700	8,600
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 400